Property and Equipment, Net - Schedule of Property and Equipment (Details) (Lazy Days' R.V. Center, Inc.) - Lazydays' RV Center Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property and equipment, gross	$ 71,017	$ 69,392
Less: Accumulated depreciation and amortization	(25,348)	(20,944)
Property and equipment, net	45,669	48,448
Land [Member]
Property and equipment, gross	10,366	10,366
Building and Improvements Including Leasehold Improvements [Member]
Property and equipment, gross	41,890	41,213
Furniture and Equipment [Member]
Property and equipment, gross	14,753	13,565
Company Vehicles and Rental Units [Member]
Property and equipment, gross	3,612	3,980
Construction In progress [Member]
Property and equipment, gross	$ 396	$ 268